Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill

Note 11 – Goodwill

As of December 31, 2024, the balance of goodwill represented an amount of $5,364,709 that arose from acquisition of Yinhua in March 2022, $13,715,130 that arose from acquisition of Feipeng BVI in December 2022 and $22,029,753 that arose from acquisition of Alliance BVI in May 26, 2023.

On December 30, 2023, the Company disposed the entirety of its interest in Cheyi BVI by entering into a VIE Termination Agreement whereby the Cheyi WFOE and Cheyi terminated the Master Exclusive Service Agreement, Business Cooperation Agreement, Proxy Agreement, Exclusive Option Agreement, Equity Interest Pledge Agreement and Letter of Confirmation and Undertaking. Following the termination, the Company received no new income from Cheyi BVI and had no further involvement or continuing influence over its operations. Prior to the termination, goodwill of $14,157,570 was derived from consolidating Cheyi BVI effective December 29, 2021. In accordance with ASC 350, “Intangibles-Goodwill and Other,” goodwill and other intangible assets with indefinite lives were no longer subject to amortization but were tested for impairment annually or whenever events or changes in circumstances indicate that the asset might be impaired prior to the sale. Effective December 30, 2023, on the date of termination, we met the criteria outlined in ASC Topic 205-20 “Discontinued Operations,” for our $14,157,570 goodwill to be reduced to $0 and the results of operations and assets and liabilities for our facilities operations segment were excluded from our continuing operations and presented as a discontinued operation in our consolidated financial statements.

A reconciliation of changes in the Company’s goodwill by reportable segment were as follows:

	Trucking services	Car owner services	Liquor distribution

Balance as at December 31, 2023	$13,715,130	$5,364,709	$22,029,753
Impairment	-	-	-
Arising from acquisition	-	-	-
Effects of exchange rate changes	-	-	-
Balance as at December 31, 2024	$13,715,130	$5,364,709	$22,029,753